BUSINESS COMBINATIONS - Unaudited consolidated results of operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 13,772	$ 17,810	$ 71,501	$ 58,359
Net loss attributable to common shareholders	(2,322)	(459)	(4,820)	(5,654)
Net loss per share - basic and diluted (in dollars per share)	$ (0.27)	$ (0.06)	$ (0.61)	$ (0.94)
Pro forma
Business Acquisition [Line Items]
Net sales		19,810	73,703	62,024
Net loss attributable to common shareholders		$ (1,541)	$ (6,887)	$ (8,441)
Net loss per share - basic and diluted (in dollars per share)		$ (0.18)	$ (0.87)	$ (1.21)